Note 13 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Cayman Islands	$(6,355)	$277	$(7,371)
Foreign	2,487	2,952	2,236

Total	$(3,868)	$3,229	$(5,135)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Current	$1,304	$1,296	$970
Deferred	(133)	(155)	40

Total	$1,171	$1,141	$1,010

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	344	401	414
Changes in deferred income tax assets and liabilities	(224)	(247)	(546)
Adjustments to prior years’ taxes	34	60	12
Changes in valuation allowances for deferred income tax assets	91	92	586
Withholding taxes on repatriation of subsidiary profits	351	521	298
Alternative Minimum Tax on EMC stock sales	345	105	-
Other	230	209	246

Total	$1,171	$1,141	$1,010

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2019	2018
Deferred income tax assets
Research and development credits	$6,850	$6,756
Net operating loss carryforwards	28	44
Depreciation and amortization	150	149
Accrued vacation and other expenses	82	29
	7,110	6,978
Valuation allowance	(7,019)	(6,928)

Total net deferred income tax assets	$91	$50

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$586	$681
Unrealized foreign exchanges	3	-
	$589	$681